FI - Roll-forward of net assets measured at fair value on recurring basis (Details 7) - Recurring basis - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	SFr (2,987)	SFr (2,513)
Transfers in, net assets/liabilities	1,712	(839)
Transfers out, net assets/liabilities	5,040	2,324
Purchases, net assets/liabilities	10,999	19,084
Sales, net assets/liabilities	(11,582)	(18,366)
Issuances, net assets/liabilities	(5,692)	(6,462)
Settlements, net assets/liabilities	4,211	5,338
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(474)	(342)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	830	(891)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(52)	(293)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(99)	(13)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	71	(226)
Foreign currency translation impact, net assets/liabilities	352	94
Balance at beginning of period, net assets/liabilities	2,329	(2,987)
Previously Reported [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(3,105)
Balance at beginning of period, net assets/liabilities		(3,105)
Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	100
Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(692)	(1,394)
Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	296	149
Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(496)	(1,245)
Bank
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(3,108)	(2,505)
Transfers in, net assets/liabilities	1,837	(839)
Transfers out, net assets/liabilities	5,040	2,201
Purchases, net assets/liabilities	10,999	19,084
Sales, net assets/liabilities	(11,582)	(18,365)
Issuances, net assets/liabilities	(5,692)	(6,485)
Settlements, net assets/liabilities	4,205	5,332
Gain (loss) on transfers in/out included in trading revenues, net assets/liabilities	(474)	(342)
Gain (loss) on all other activity included in trading revenues, net assets/liabilities	812	(876)
Gain (loss) on transfers in/out included in other revenues, net assets/liabilities	0	0
Gain (loss) on all other activity included in other revenues, net assets/liabilities	(41)	(288)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, net assets/liabilities	(99)	(13)
Gain (loss) on all other activity included in accumulated other comprehensive income, net assets/liabilities	72	(226)
Foreign currency translation impact, net assets/liabilities	363	95
Balance at beginning of period, net assets/liabilities	2,332	(3,108)
Bank | Previously Reported [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, net assets/liabilities	(3,227)
Balance at beginning of period, net assets/liabilities		(3,227)
Bank | Other Comprehensive Income (Loss) [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	98
Bank | Trading Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(667)	(1,423)
Bank | Other Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	296	149
Bank | Net Revenue [Member]
Net assets/liabilities measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (469)	SFr (1,274)